Equity Method Investments	3 Months Ended
Mar. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
(8)	Equity Method Investments
As of March 31, 2023 (Successor) and December 31, 2022 (Predecessor), the Company had $48.8 million and an immaterial amount of equity method investments, respectively, recorded within equity method investments on the condensed consolidated statements of financial position. In accordance with GAAP, certain equity method investees do not account for both their financial assets and liabilities under fair value measures; therefore, the Company’s investment in such equity method investees may not represent fair value.